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February 21, 2025	MICHAEL M. PIRI MICHAEL.PIRI@DECHERT.COM +1 212 641 5674 DIRECT +1 212 698 3599 FAX

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	William Blair Funds (“Registrant”)

File Nos. 033-17463 and 811-5344

Post-Effective Amendment No. 154

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 154 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 155 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purposes of updating the principal investment strategy of each of the William Blair Global Leaders Fund and William Blair International Small Cap Growth Fund and related disclosure, which updates could be construed as material and have not been reviewed by the Staff of the U.S. Securities and Exchange Commission previously.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.641.5674.

Sincerely,

/s/ Michael M. Piri
Michael M. Piri